Cover	Nov. 07, 2025	Nov. 07, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 06, 2025
Entity Registrant Name		Rivian Automotive, Inc. / DE
Entity Incorporation, State or Country Code		DE
Entity File Number		001-41042
Entity Tax Identification Number		47-3544981
Entity Address, Address Line One		14600 Myford Road
Entity Address, City or Town		Irvine
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92606
City Area Code		888
Local Phone Number		748-4261
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, $0.001 par value per share
Trading Symbol		RIVN
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001874178
Amendment Flag		false